Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000008940 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000008940 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000008940 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000008940 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000008940 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000008940 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000008940 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000008940 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000008940 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000008940 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000008940 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000008940 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000008940 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000008940 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000008940 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.80%
C000008940 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000008940 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.70%
C000008940 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.40%
C000008940 [Member] | ICELAND
Holdings [Line Items]
Percent of Total Investments	2.10%
C000008940 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.80%
C000008940 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	2.40%
C000008940 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	4.40%
C000008940 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	61.20%
C000008940 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000008940 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000008940 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000008940 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000008940 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
C000008940 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000008940 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000008940 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000008940 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000008940 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000008940 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000218633 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000218633 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000218633 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000218633 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000218633 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000218633 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000218633 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000218633 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000218633 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000218633 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000218633 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000218633 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000218633 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218633 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000218633 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.80%
C000218633 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000218633 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.70%
C000218633 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.40%
C000218633 [Member] | ICELAND
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218633 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.80%
C000218633 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	2.40%
C000218633 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	4.40%
C000218633 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	61.20%
C000218633 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000218633 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000218633 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218633 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000218633 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
C000218633 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000218633 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000218633 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000218633 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000218633 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000218633 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000218634 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000218634 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000218634 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000218634 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000218634 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000218634 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000218634 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000218634 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000218634 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000218634 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000218634 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000218634 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000218634 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218634 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000218634 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.80%
C000218634 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000218634 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.70%
C000218634 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.40%
C000218634 [Member] | ICELAND
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218634 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.80%
C000218634 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	2.40%
C000218634 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	4.40%
C000218634 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	61.20%
C000218634 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000218634 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000218634 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218634 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000218634 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
C000218634 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000218634 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000218634 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000218634 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000218634 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000218634 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000218631 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000218631 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000218631 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000218631 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000218631 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000218631 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000218631 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000218631 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000218631 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000218631 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000218631 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000218631 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000218631 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218631 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000218631 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.80%
C000218631 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000218631 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.70%
C000218631 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.40%
C000218631 [Member] | ICELAND
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218631 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.80%
C000218631 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	2.40%
C000218631 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	4.40%
C000218631 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	61.20%
C000218631 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000218631 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000218631 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218631 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000218631 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
C000218631 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000218631 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000218631 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000218631 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000218631 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000218631 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000218632 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000218632 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000218632 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000218632 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000218632 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000218632 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000218632 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000218632 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000218632 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000218632 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000218632 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000218632 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000218632 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218632 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000218632 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.80%
C000218632 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000218632 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.70%
C000218632 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.40%
C000218632 [Member] | ICELAND
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218632 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.80%
C000218632 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	2.40%
C000218632 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	4.40%
C000218632 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	61.20%
C000218632 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000218632 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000218632 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218632 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000218632 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
C000218632 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000218632 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000218632 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000218632 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000218632 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000218632 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000085587 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000085587 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000085587 [Member] | Indonesian Rupiah [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000085587 [Member] | Other Currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000085587 [Member] | Korean Won [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000085587 [Member] | Norwegian Krone [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085587 [Member] | Philippine Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085587 [Member] | Indian Rupee [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085587 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085587 [Member] | Brazilian Real [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000085587 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085587 [Member] | New Zealand Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000085587 [Member] | Singapore Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000085587 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000085587 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000085587 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000085587 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000085587 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000085587 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000085587 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085587 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000085587 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000085587 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000085587 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000085587 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000085587 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000085587 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000085587 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000085587 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085587 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000085587 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000085587 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000085587 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000085587 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000085587 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000085587 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000085588 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000085588 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000085588 [Member] | Indonesian Rupiah [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000085588 [Member] | Other Currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000085588 [Member] | Korean Won [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000085588 [Member] | Norwegian Krone [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085588 [Member] | Philippine Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085588 [Member] | Indian Rupee [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085588 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085588 [Member] | Brazilian Real [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000085588 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085588 [Member] | New Zealand Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000085588 [Member] | Singapore Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000085588 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000085588 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000085588 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000085588 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000085588 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000085588 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000085588 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085588 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000085588 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000085588 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000085588 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000085588 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000085588 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000085588 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000085588 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000085588 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085588 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000085588 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000085588 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000085588 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000085588 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000085588 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000085588 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000085589 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000085589 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000085589 [Member] | Indonesian Rupiah [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000085589 [Member] | Other Currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000085589 [Member] | Korean Won [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000085589 [Member] | Norwegian Krone [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085589 [Member] | Philippine Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085589 [Member] | Indian Rupee [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085589 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085589 [Member] | Brazilian Real [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000085589 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085589 [Member] | New Zealand Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000085589 [Member] | Singapore Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000085589 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000085589 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000085589 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000085589 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000085589 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000085589 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000085589 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085589 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000085589 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000085589 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000085589 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000085589 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000085589 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000085589 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000085589 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000085589 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085589 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000085589 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000085589 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000085589 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000085589 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000085589 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000085589 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027206 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000027206 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027206 [Member] | Indonesian Rupiah [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027206 [Member] | Other Currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027206 [Member] | Korean Won [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027206 [Member] | Norwegian Krone [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027206 [Member] | Philippine Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027206 [Member] | Indian Rupee [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027206 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027206 [Member] | Brazilian Real [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027206 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027206 [Member] | New Zealand Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000027206 [Member] | Singapore Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000027206 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000027206 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000027206 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000027206 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000027206 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000027206 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000027206 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027206 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027206 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000027206 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027206 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027206 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000027206 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027206 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027206 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000027206 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027206 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000027206 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000027206 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027206 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027206 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027206 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027206 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000113502 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000113502 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000113502 [Member] | Indonesian Rupiah [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000113502 [Member] | Other Currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000113502 [Member] | Korean Won [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000113502 [Member] | Norwegian Krone [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113502 [Member] | Philippine Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113502 [Member] | Indian Rupee [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113502 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000113502 [Member] | Brazilian Real [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113502 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000113502 [Member] | New Zealand Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000113502 [Member] | Singapore Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000113502 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000113502 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000113502 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000113502 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000113502 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000113502 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000113502 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113502 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000113502 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000113502 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000113502 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000113502 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000113502 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000113502 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000113502 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000113502 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113502 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000113502 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000113502 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000113502 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000113502 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113502 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000113502 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106458 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000106458 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000106458 [Member] | Indonesian Rupiah [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000106458 [Member] | Other Currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106458 [Member] | Korean Won [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106458 [Member] | Norwegian Krone [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000106458 [Member] | Philippine Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000106458 [Member] | Indian Rupee [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000106458 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000106458 [Member] | Brazilian Real [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106458 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000106458 [Member] | New Zealand Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000106458 [Member] | Singapore Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000106458 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000106458 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000106458 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000106458 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000106458 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000106458 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000106458 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000106458 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106458 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000106458 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000106458 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106458 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000106458 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000106458 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000106458 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000106458 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000106458 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000106458 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000106458 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000106458 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106458 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106458 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106458 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000099349 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099349 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099349 [Member] | America Movil SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000099349 [Member] | JD com Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000099349 [Member] | Wuxi NCE Power Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000099349 [Member] | Silergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099349 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000099349 [Member] | Techtronic Industries Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000099349 [Member] | Teva Pharmaceutical Industries Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099349 [Member] | BRF SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099349 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000099349 [Member] | Short term investments and other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000099349 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099349 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000099349 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000099349 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000099349 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000099349 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000099349 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000099349 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000099349 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000099349 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000099349 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000099349 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000099349 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000099349 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000099349 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000099349 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099349 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000099349 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000099349 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099349 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099350 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099350 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099350 [Member] | America Movil SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000099350 [Member] | JD com Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000099350 [Member] | Wuxi NCE Power Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000099350 [Member] | Silergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099350 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000099350 [Member] | Techtronic Industries Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000099350 [Member] | Teva Pharmaceutical Industries Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099350 [Member] | BRF SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099350 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000099350 [Member] | Short term investments and other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000099350 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099350 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000099350 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000099350 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000099350 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000099350 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000099350 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000099350 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000099350 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000099350 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000099350 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000099350 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000099350 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000099350 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000099350 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000099350 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099350 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000099350 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000099350 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099350 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099351 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099351 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099351 [Member] | America Movil SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000099351 [Member] | JD com Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000099351 [Member] | Wuxi NCE Power Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000099351 [Member] | Silergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099351 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000099351 [Member] | Techtronic Industries Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000099351 [Member] | Teva Pharmaceutical Industries Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099351 [Member] | BRF SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099351 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000099351 [Member] | Short term investments and other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000099351 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099351 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000099351 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000099351 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000099351 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000099351 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000099351 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000099351 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000099351 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000099351 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000099351 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000099351 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000099351 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000099351 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000099351 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000099351 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099351 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000099351 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000099351 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099351 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000047776 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000047776 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047776 [Member] | America Movil SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000047776 [Member] | JD com Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000047776 [Member] | Wuxi NCE Power Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047776 [Member] | Silergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047776 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047776 [Member] | Techtronic Industries Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047776 [Member] | Teva Pharmaceutical Industries Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000047776 [Member] | BRF SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000047776 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000047776 [Member] | Short term investments and other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000047776 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000047776 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000047776 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000047776 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000047776 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000047776 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000047776 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000047776 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000047776 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000047776 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000047776 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000047776 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000047776 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000047776 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000047776 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000047776 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047776 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000047776 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000047776 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000047776 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000106468 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000106468 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000106468 [Member] | America Movil SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000106468 [Member] | JD com Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106468 [Member] | Wuxi NCE Power Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106468 [Member] | Silergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106468 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106468 [Member] | Techtronic Industries Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000106468 [Member] | Teva Pharmaceutical Industries Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000106468 [Member] | BRF SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000106468 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000106468 [Member] | Short term investments and other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000106468 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000106468 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000106468 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000106468 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000106468 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000106468 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000106468 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000106468 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000106468 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000106468 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000106468 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000106468 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000106468 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000106468 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000106468 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000106468 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106468 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106468 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000106468 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000106468 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000056650 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000056650 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000056650 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000056650 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000056650 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000056650 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056650 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000056650 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000056650 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000056650 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056650 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000056650 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000056647 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000056647 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000056647 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000056647 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000056647 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000056647 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056647 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000056647 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000056647 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000056647 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056647 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000056647 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000056649 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000056649 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000056649 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000056649 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000056649 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000056649 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056649 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000056649 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000056649 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000056649 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056649 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000056649 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000056651 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000056651 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000056651 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000056651 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000056651 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000056651 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056651 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000056651 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000056651 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000056651 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056651 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000056651 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000056652 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000056652 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000056652 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000056652 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000056652 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000056652 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056652 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000056652 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000056652 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000056652 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056652 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000056652 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000106469 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106469 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000106469 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000106469 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000106469 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106469 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000106469 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000106469 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000106469 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000106469 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000106469 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000106469 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000082346 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000082346 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000082346 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000082346 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000082346 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000082346 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000082346 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000082346 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000082346 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000082346 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000082346 [Member] | Private sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000082346 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000082346 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000082346 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000082346 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000082346 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000082346 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000082346 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000082346 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000082346 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000082346 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000082346 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000082346 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000082346 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000082346 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082346 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082346 [Member] | Quasi sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000145673 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000145673 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000145673 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000145673 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000145673 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000145673 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000145673 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000145673 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000145673 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000145673 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000145673 [Member] | Private sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000145673 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000145673 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000145673 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000145673 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000145673 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000145673 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000145673 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000145673 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000145673 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000145673 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000145673 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000145673 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000145673 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000145673 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000145673 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000145673 [Member] | Quasi sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000082347 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000082347 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000082347 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000082347 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000082347 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000082347 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000082347 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000082347 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000082347 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000082347 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000082347 [Member] | Private sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000082347 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000082347 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000082347 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000082347 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000082347 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000082347 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000082347 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000082347 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000082347 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000082347 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000082347 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000082347 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000082347 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000082347 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082347 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082347 [Member] | Quasi sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000082348 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000082348 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000082348 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000082348 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000082348 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000082348 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000082348 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000082348 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000082348 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000082348 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000082348 [Member] | Private sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000082348 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000082348 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000082348 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000082348 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000082348 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000082348 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000082348 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000082348 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000082348 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000082348 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000082348 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000082348 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000082348 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000082348 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082348 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082348 [Member] | Quasi sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000153965 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000153965 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153965 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000153965 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000153965 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000153965 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000153965 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000153965 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000153965 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000153965 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153965 [Member] | Private sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000153965 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153965 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000153965 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000153965 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153965 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153965 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000153965 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000153965 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000153965 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153965 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000153965 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000153965 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000153965 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153965 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153965 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153965 [Member] | Quasi sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000153967 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000153967 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153967 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000153967 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000153967 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000153967 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000153967 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000153967 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000153967 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000153967 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153967 [Member] | Private sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000153967 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153967 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000153967 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000153967 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153967 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153967 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000153967 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000153967 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000153967 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153967 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000153967 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000153967 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000153967 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153967 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153967 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153967 [Member] | Quasi sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000140586 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000140586 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140586 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140586 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000140586 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140586 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000140586 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000140586 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000140586 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140586 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000140586 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000140586 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000140586 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000140586 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140586 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000140586 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000140586 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000140586 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000140586 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000140586 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000140586 [Member] | Capital preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000140587 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000140587 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140587 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140587 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000140587 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140587 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000140587 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000140587 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000140587 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140587 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000140587 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000140587 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000140587 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000140587 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140587 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000140587 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000140587 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000140587 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000140587 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000140587 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000140587 [Member] | Capital preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000140588 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000140588 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140588 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140588 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000140588 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140588 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000140588 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000140588 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000140588 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140588 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000140588 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000140588 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000140588 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000140588 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140588 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000140588 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000140588 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000140588 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000140588 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000140588 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000140588 [Member] | Capital preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219602 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000219602 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219602 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219602 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000219602 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219602 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219602 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219602 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219602 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219602 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219602 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219602 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000219602 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219602 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219602 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219602 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219602 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219602 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219602 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000219602 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000219602 [Member] | Capital preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000140589 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000140589 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140589 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140589 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000140589 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140589 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000140589 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000140589 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000140589 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140589 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000140589 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000140589 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000140589 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000140589 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140589 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000140589 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000140589 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000140589 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000140589 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000140589 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000140589 [Member] | Capital preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%